Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net [Abstract]
Schedule of intangible assets
	Weighted average remaining useful life (years)	December 31,
		2021	2020
Original amounts:

Capitalized software development costs	3.49	90,101	86,240
Customer relationships	9.16	85,737	78,750
Acquired technology	6.07	18,231	18,052
Other	10.55	629	616

		194,698	183,658
Accumulated amortization:

Capitalized software development costs		79,354	74,841
Customer relationships		53,583	46,621
Acquired technology		10,188	8,720
Other		183	72

		143,308	130,254

Intangible assets, net		$51,390	$53,404

Schedule of estimated future amortization expense of intangible assets
2022	$11,691
2023	9,951
2024	8,406
2025	6,616
2026	4,863
2027 and thereafter	9,863
$51,390